Emerge EMPWR Sustainable Dividend Equity ETF
Schedule of Investments
October 31, 2022 (Unaudited)
1
Shares Value
Common Stocks – 97.7%
Communication Services – 6.2%
AT&T, Inc. ................................................................... 857 $ 15,623
Verizon Communications, Inc. ................................................... 435 16,256
31,879
Consumer Discretionary – 6.2%
Ford Motor Co. ............................................................... 1,206 16,124
McDonald's Corp. ............................................................. 58 15,815
31,939
Consumer Staples – 3.2%
Coca-Cola Co. (The) ........................................................... 271 16,219
Energy – 8.1%
Chevron Corp. ................................................................ 113 20,442
Valero Energy Corp. ........................................................... 169 21,218
41,660
Financials – 16.1%
Bank of America Corp. ......................................................... 448 16,146
Huntington Bancshares, Inc. ..................................................... 1,122 17,032
JPMorgan Chase & Co. ........................................................ 131 16,490
Prudential Financial, Inc. ........................................................ 158 16,620
US Bancorp .................................................................. 378 16,046
82,334
Health Care – 18.9%
AbbVie, Inc. .................................................................. 108 15,811
CVS Health Corp. ............................................................. 170 16,099
Johnson & Johnson ............................................................ 91 15,831
Medtronic PLC ............................................................... 186 16,245
Merck & Co., Inc. .............................................................. 172 17,407
Organon & Co. ............................................................... 596 15,603
96,996
Industrials – 10.0%
Caterpillar, Inc. ............................................................... 82 17,750
Cummins, Inc. ................................................................ 70 17,116
Raytheon Technologies Corp. .................................................... 170 16,119
50,985
Information Technology – 18.7%
Broadcom, Inc. ............................................................... 34 15,984
Cisco Systems, Inc. ............................................................ 356 16,173
International Business Machines Corp. ............................................ 116 16,042
Juniper Networks, Inc. .......................................................... 503 15,392
Oracle Corp. ................................................................. 207 16,160
Texas Instruments, Inc. ......................................................... 100 16,063
95,814
Materials – 6.3%
Air Products and Chemicals, Inc. ................................................. 65 16,276
LyondellBasell Industries NV, Class A .............................................. 211 16,131
32,407
Utilities – 4.0%
NextEra Energy, Inc. ........................................................... 266 20,615
Total Common Stocks (Cost $488,583) .......................................................... 500,848

Emerge EMPWR Sustainable Dividend Equity ETF
Schedule of Investments
(Continued)
October 31, 2022 (Unaudited)
2
Value
Total Investments – 97.7%
(Cost $488,583) ............................................................................. $ 500,848
Other Assets in Excess of Liabilities – 2.3% ......................................................... 11,564
Net Assets – 100.0% .......................................................................... $ 512,412
Summary of Investment Type
Sector
% of Net
Assets
Health Care ..................................................................................... 18.9%
Information Technology ............................................................................ 18.7%
Financials ...................................................................................... 16.1%
Industrials ...................................................................................... 10.0%
Energy ......................................................................................... 8.1%
Materials ....................................................................................... 6.3%
Consumer Discretionary ........................................................................... 6.2%
Communication Services .......................................................................... 6.2%
Utilities ......................................................................................... 4.0%
Consumer Staples ................................................................................ 3.2%
Total Investments ................................................................................ 97.7%
Other Assets in Excess of Liabilities .................................................................. 2.3%
Net Assets ..................................................................................... 100.0%